Securities Securities - OTTI and Loss (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Other than Temporary Impairment Losses, Investments, Held-to-maturity Securities [Abstract]
Total OTTI losses (unrealized and realized)	$ (360)		$ (2,174)	$ (3,508)
Unrealized OTTI losses recognized in accumulated OCI	61		1,207	672
Net impairment losses recognized in earnings	299		967	2,836
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning Balance	2,148		3,155
Additions for credit losses recognized on debt securities that had no previous impairment losses	72		487
Additions for credit losses recognized on debt securities that had previously incurred impairment losses	149		421
Reductions for debt securities sold or intended to be sold	(2,059)		(1,915)
Ending Balance	310		2,148	3,155
Residential Mortgage Backed Securities [Member]
Other than Temporary Impairment Losses, Investments, Held-to-maturity Securities [Abstract]
Total OTTI losses (unrealized and realized)	(348)		(1,305)	(2,240)
Unrealized OTTI losses recognized in accumulated OCI	61		817	672
Net impairment losses recognized in earnings	287		488	1,568
Residential Mortgage Backed Securities [Member] | Weighted average [Member]
Valuation Of Non Agency Residential Mortgage Backed Securities [Abstract]
Prepayment speed	10.00%
Loss Severity	49.00%
Life Default Rate	50.00%
Residential Mortgage Backed Securities [Member] | Tenth Percentile [Member]
Valuation Of Non Agency Residential Mortgage Backed Securities [Abstract]
Prepayment speed	3.00%	[1],[2]
Loss Severity	15.00%	[1],[2]
Life Default Rate	2.00%	[1],[2]
Residential Mortgage Backed Securities [Member] | Ninetieth Percentile [Member]
Valuation Of Non Agency Residential Mortgage Backed Securities [Abstract]
Prepayment speed	22.00%	[1],[2]
Loss Severity	62.00%	[1],[2]
Life Default Rate	100.00%	[1],[2]
Commercial Mortgage Backed Securities [Member]
Other than Temporary Impairment Losses, Investments, Held-to-maturity Securities [Abstract]
Total OTTI losses (unrealized and realized)	(10)		(19)	(6)
Unrealized OTTI losses recognized in accumulated OCI			15
Net impairment losses recognized in earnings	10		4	6
Foreign Securities [Member]
Other than Temporary Impairment Losses, Investments, Held-to-maturity Securities [Abstract]
Total OTTI losses (unrealized and realized)			(276)	(360)
Unrealized OTTI losses recognized in accumulated OCI			16
Net impairment losses recognized in earnings			260	360
Corporate Bond Securities [Member]
Other than Temporary Impairment Losses, Investments, Held-to-maturity Securities [Abstract]
Total OTTI losses (unrealized and realized)			(6)	(87)
Unrealized OTTI losses recognized in accumulated OCI			2
Net impairment losses recognized in earnings			4	87
Other Debt Obligations [Member]
Other than Temporary Impairment Losses, Investments, Held-to-maturity Securities [Abstract]
Total OTTI losses (unrealized and realized)	(2)		(568)	(815)
Unrealized OTTI losses recognized in accumulated OCI			357
Net impairment losses recognized in earnings	$ 2		$ 211	$ 815
Prime Loan [Member] | Residential Mortgage Backed Securities [Member] | Weighted average [Member]
Valuation Of Non Agency Residential Mortgage Backed Securities [Abstract]
Loss Severity	43.00%
Life Default Rate	36.00%
Alt-A Loan [Member] | Residential Mortgage Backed Securities [Member] | Weighted average [Member]
Valuation Of Non Agency Residential Mortgage Backed Securities [Abstract]
Loss Severity	50.00%
Life Default Rate	62.00%
Subprime Loan [Member] | Residential Mortgage Backed Securities [Member] | Weighted average [Member]
Valuation Of Non Agency Residential Mortgage Backed Securities [Abstract]
Loss Severity	60.00%
Life Default Rate	72.00%

[1]	Represents the range of inputs/assumptions based upon the underlying collateral.
[2]	The value of a variable below which the indicated percentile of observations will fall.